Business Combinations (Details) - KRW (₩) ₩ in Thousands		May 07, 2026	Mar. 23, 2026	Feb. 27, 2026	Dec. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
- Asset
Cash and cash equivalents					₩ 8,364,432	₩ 3,508,608	₩ 4,150,572	₩ 8,585,634	₩ 30,581,556
Accounts receivable and financial assets	[1]					11,694,061
Other non-financial assets						6,958,156
Property and equipment including right-of-use assets					7,055,228	656,736	12,049,988
Intangible assets other than goodwill					17,178,097	2,113,320	4,533,587
Deferred tax assets					1,016,960	45,845	1,011,013
Deferred transaction costs						3,163,511
Others						394,522
Subtotal					125,733,036	28,534,759	42,600,286
- Liabilities
Trade payables and other financial liabilities					502,215	13,397,064
Borrowings		₩ 441,000	₩ 690,000	₩ 1,000,000	52,588,751	3,073,317	16,962,194	19,871,510	19,972,132
Convertible Notes					28,634,020	3,920,244
Derivative liabilities					330,417	590,020
Contract liabilities						900,000
Lease liabilities						418,408
Defined benefit liabilities						536,025
Deferred tax liabilities						129,352
Others						2,630,796
Subtotal					147,341,032	25,595,226	₩ 34,424,673
Fair Value of Identifiable Net Assets						2,939,533
K Enter [Member]
- Asset
Cash and cash equivalents						490,070
Accounts receivable and financial assets	[1]					4,254,387
Other non-financial assets						3,128,462
Property and equipment including right-of-use assets						77,734
Intangible assets other than goodwill
Deferred tax assets
Deferred transaction costs						3,163,511
Others						128,491
Subtotal					100,486,632	11,242,655
- Liabilities
Trade payables and other financial liabilities						8,414,624
Borrowings						1,420,528
Convertible Notes						3,920,244
Derivative liabilities						590,020
Contract liabilities
Lease liabilities						88,488
Defined benefit liabilities
Deferred tax liabilities
Others						294,162
Subtotal					86,210,004	14,728,066
Fair Value of Identifiable Net Assets						(3,485,411)
LAMP [Member]
- Asset
Cash and cash equivalents						863,927
Accounts receivable and financial assets	[1]					1,684,662
Other non-financial assets						2,656,784
Property and equipment including right-of-use assets						159,538
Intangible assets other than goodwill						1,306,583
Deferred tax assets						45,845
Deferred transaction costs
Others						130,057
Subtotal					3,240,702	6,847,396
- Liabilities
Trade payables and other financial liabilities						2,040,169
Borrowings						1,445,453
Convertible Notes
Derivative liabilities
Contract liabilities						900,000
Lease liabilities						145,647
Defined benefit liabilities						255,006
Deferred tax liabilities						129,352
Others						428,731
Subtotal					3,985,189	5,344,358
Fair Value of Identifiable Net Assets						1,503,038
Bidangil [Member]
- Asset
Cash and cash equivalents						1,448,485
Accounts receivable and financial assets	[1]					1,863,496
Other non-financial assets						584,523
Property and equipment including right-of-use assets						123,789
Intangible assets other than goodwill						806,737
Deferred tax assets
Deferred transaction costs
Others
Subtotal					2,484,303	4,827,030
- Liabilities
Trade payables and other financial liabilities						911,596
Borrowings
Convertible Notes
Derivative liabilities
Contract liabilities
Lease liabilities						123,328
Defined benefit liabilities
Deferred tax liabilities
Others						88,928
Subtotal					288,831	1,123,852
Fair Value of Identifiable Net Assets						3,703,178
Apeitda [Member]
- Asset
Cash and cash equivalents						344,537
Accounts receivable and financial assets	[1]					522,218
Other non-financial assets						2,279
Property and equipment including right-of-use assets						220,843
Intangible assets other than goodwill
Deferred tax assets
Deferred transaction costs
Others
Subtotal					1,331,607	1,089,877
- Liabilities
Trade payables and other financial liabilities						19,112
Borrowings
Convertible Notes
Derivative liabilities
Contract liabilities
Lease liabilities
Defined benefit liabilities						121,521
Deferred tax liabilities
Others						122,857
Subtotal					810,810	263,490
Fair Value of Identifiable Net Assets						826,387
Anseilen [Member]
- Asset
Cash and cash equivalents						361,234
Accounts receivable and financial assets	[1]					54,824
Other non-financial assets						586,011
Property and equipment including right-of-use assets						735
Intangible assets other than goodwill
Deferred tax assets
Deferred transaction costs
Others						31
Subtotal					2,583,789	1,002,835
- Liabilities
Trade payables and other financial liabilities						17,724
Borrowings
Convertible Notes
Derivative liabilities
Contract liabilities
Lease liabilities
Defined benefit liabilities						7,130
Deferred tax liabilities
Others						1,561,219
Subtotal					₩ 3,932,637	1,586,073
Fair Value of Identifiable Net Assets						(583,238)
Solaire Partners [Member]
- Asset
Cash and cash equivalents						355
Accounts receivable and financial assets	[1]					3,314,474
Other non-financial assets						97
Property and equipment including right-of-use assets						74,097
Intangible assets other than goodwill
Deferred tax assets
Deferred transaction costs
Others						135,943
Subtotal						3,524,966
- Liabilities
Trade payables and other financial liabilities						1,993,839
Borrowings						207,336
Convertible Notes
Derivative liabilities
Contract liabilities
Lease liabilities						60,945
Defined benefit liabilities						152,368
Deferred tax liabilities
Others						134,899
Subtotal						2,549,387
Fair Value of Identifiable Net Assets						₩ 975,579

[1]	The fair value of trade receivables acquired through the business combination is Korean Won 172 million. The contractual amount of trade receivables as of the acquisition date is Korean Won 172 million, and no trade receivables are expected to be uncollectible.